Share Capital and Warrants	9 Months Ended
Sep. 30, 2025
Disclosure of classes of share capital [abstract]
Share Capital and Warrants

15. SHARE CAPITAL AND WARRANTS
Authorized
Cenovus is authorized to issue an unlimited number of common shares, and first and second preferred shares not exceeding, in aggregate, 20 percent of the number of issued and outstanding common shares. The first and second preferred shares may be issued in one or more series with rights and conditions to be determined by the Board of Directors prior to issuance and subject to the Company’s articles.
B) Issued and Outstanding – Common Shares

	September 30, 2025		December 31, 2024
	Number of Common Shares (thousands)	Amount	Number of Common Shares (thousands)	Amount
Outstanding, Beginning of Year	1,825,038	15,659	1,871,868	16,031
Issued Under Stock Option Plans	1,090	15	5,049	68
Purchase of Common Shares Under NCIB	(60,537)	(519)	(55,861)	(479)
Issued Upon Exercise of Warrants	738	7	3,982	39
Outstanding, End of Period	1,766,329	15,162	1,825,038	15,659
As at September 30, 2025, there were 24.9 million common shares available for future issuance under the stock option plan.
C) Normal Course Issuer Bid
On November 7, 2024, the Company received approval from the TSX to renew the Company’s NCIB program to purchase up to 127.5 million common shares during the period from November 11, 2024, to November 10, 2025.
For the nine months ended September 30, 2025, the Company purchased and cancelled 60.5 million common shares through the NCIB. The shares were purchased at a volume weighted average price of $20.75 per common share for a total of $1.3 billion. Paid in surplus representing the retained earnings prior to the split with Encana Corporation, now known as Ovintiv Inc., was reduced in full by $541 million. Retained earnings was then reduced by $221 million. The cumulative reduction to shareholder’s equity was $762 million, of which $737 million represents the excess of the purchase price of the common shares over their average carrying value and $25 million relates to share buyback tax.
From October 1, 2025, to October 27, 2025, the Company purchased an additional 17.0 million common shares for $409 million. As at October 27, 2025, the Company can further purchase up to 48.8 million common shares under the NCIB.
On October 30, 2025, the Company received approval from the Board of Directors to apply to the TSX for an additional NCIB program. Subject to acceptance by the TSX, the Company will be able to purchase up to approximately 120 million common shares under the NCIB program for a period of twelve months from the date the program is renewed.
D) Treasury Shares
Cenovus has an employee benefit plan trust (the “Trust”). The Trust, through an independent trustee, acquires Cenovus’s common shares on the open market, which are held to satisfy the Company’s obligations under certain stock-based compensation plans.

	September 30, 2025		December 31, 2024
	Number of Common Shares (thousands)	Amount	Number of Common Shares (thousands)	Amount
Outstanding, Beginning of Year	2,000	43	—	—
Purchased Under Employee Benefit Plan	4,600	94	2,000	43
Distributed Under Employee Benefit Plan	(3,822)	(82)	—	—
Outstanding, End of Period	2,778	55	2,000	43
Paid in surplus was reduced by $6 million, representing the difference between the long-term incentive obligation and the weighted average carrying value of the treasury shares on settlement.
E) Issued and Outstanding – Preferred Shares

	September 30, 2025		December 31, 2024
	Number of Preferred Shares (thousands)	Amount	Number of Preferred Shares (thousands)	Amount
Outstanding, Beginning of Year	26,000	356	36,000	519
Preferred Shares Redeemed	(14,000)	(243)	(10,000)	(163)
Outstanding, End of Period	12,000	113	26,000	356
On March 31, 2025, and June 30, 2025, Cenovus exercised its right to redeem all 8.0 million of the Company’s series 5 preferred shares and 6.0 million of the Company’s series 7 preferred shares, respectively. The preferred shares were redeemed at a price of $25.00 per share, for a total of $350 million. Paid in surplus was reduced by $107 million, representing the excess of the purchase price of the preferred shares over their carrying value.

As at September 30, 2025	Dividend Reset Date	Dividend Rate (percent)	Number of Preferred Shares (thousands)
Series 1 First Preferred Shares	March 31, 2026	2.58	10,740
Series 2 First Preferred Shares (1)	Quarterly	4.39	1,260
(1) The floating-rate dividend was 5.21 percent from December 31, 2024, to March 30, 2025, 4.57 percent from March 31, 2025, to June 29, 2025, and 4.37 percent from June 30, 2025 to September 29, 2025.
F) Issued and Outstanding – Warrants

	September 30, 2025		December 31, 2024
	Number of Warrants (thousands)	Amount	Number of Warrants (thousands)	Amount
Outstanding, Beginning of Year	3,643	12	7,625	25
Exercised	(738)	(2)	(3,982)	(13)
Outstanding, End of Period	2,905	10	3,643	12
The exercise price of the warrants is $6.54 per share. The warrants expire on January 1, 2026.